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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
			MANAGEMENT INVESTMENT COMPANY

Investment Company Act file
number                              811-01494
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                     GENERAL ELECTRIC S&S PROGRAM MUTUAL FUND
-----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
-----------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 800-242-0134
                                        ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  09/30/08
                          -------------------------

              S&S Program Mutual

 Schedule of Investments (dollars in thousands) - September 30, 2008 (unaudited)

                                                                          Number of
                                                                           Shares
                                                                                                               Value
Common Stock - 98.7%
----------------------------------------------------------------------------------------------------------------------------

Aerospace & Defense - 1.8%
CAE, Inc.                                                                 2,061,610                          $ 16,482
Hexcel Corp.                                                                574,936                             7,871 (a)
Honeywell International, Inc.                                               274,685                            11,413
Rockwell Collins, Inc.                                                      256,215                            12,321
United Technologies Corp.                                                   351,844                            21,132
                                                                                                               69,219

Beverages - 3.5%
Pepsi Bottling Group, Inc.                                                  658,840                            19,218
PepsiCo, Inc.                                                             1,583,953                           112,888
                                                                                                              132,106

Biotechnology - 4.7%
Amgen, Inc.                                                               1,660,259                            98,404 (a)
Genentech, Inc.                                                             682,941                            60,563 (a)
Gilead Sciences, Inc.                                                       471,586                            21,495 (a)
                                                                                                              180,462

Capital Markets - 5.1%
Ameriprise Financial, Inc.                                                  890,310                            34,010
Bank of New York Mellon Corp.                                               666,161                            21,704
BlackRock, Inc.                                                              36,602                             7,119
Goldman Sachs Group, Inc.                                                   531,419                            68,022
State Street Corp.                                                        1,121,642                            63,799 (c)
                                                                                                              194,654

Chemicals - 1.0%
Monsanto Co.                                                                350,145                            34,657
Praxair, Inc.                                                                73,050                             5,241
                                                                                                               39,898

Commercial Banks - 1.0%
SunTrust Banks, Inc.                                                        397,090                            17,865
US Bancorp.                                                                 527,072                            18,985
                                                                                                               36,850

Commercial Services & Supplies - 0.6%
Iron Mountain, Inc.                                                         902,321                            22,026 (a)

Communications Equipment - 6.4%
Cisco Systems, Inc.                                                       4,772,735                           107,673 (a)
Corning Inc.                                                              1,146,287                            17,928
QUALCOMM Inc.                                                             1,946,754                            83,652
Research In Motion Ltd.                                                     559,246                            38,196 (a)
                                                                                                              247,449

Computers & Peripherals - 2.3%
Apple, Inc.                                                                  36,602                             4,160 (a)
Dell, Inc.                                                                  530,732                             8,746 (a)
Hewlett-Packard Co.                                                       1,103,093                            51,007
International Business Machines Corp.                                       186,671                            21,833
                                                                                                               85,746

Construction Materials - 0.1%
Vulcan Materials Co.                                                         36,602                             2,727

Consumer Finance - 0.3%
American Express Co.                                                        274,519                             9,726

Diversified Financial Services - 4.5%
Bank of America Corp.                                                       329,418                            11,530
Citigroup, Inc.                                                           1,122,313                            23,019
CME Group Inc.                                                              106,085                            39,412
JP Morgan Chase & Co.                                                     2,137,262                            99,810
                                                                                                              173,771

Diversified Telecommunication Services - 0.7%
AT&T, Inc.                                                                  201,312                             5,621
Verizon Communications, Inc.                                                603,938                            19,380
                                                                                                               25,001

Electric Utilities - 1.5%
American Electric Power Company, Inc.                                       607,598                            22,499
Edison International                                                        494,130                            19,716
FirstEnergy Corp.                                                            91,505                             6,130
FPL Group, Inc.                                                             155,319                             7,813
                                                                                                               56,158

Electrical Equipment - 0.9%
ABB Ltd. ADR                                                                538,052                            10,438
Cooper Industries Ltd.                                                      233,109                             9,313
Emerson Electric Co.                                                        230,871                             9,417
Suntech Power Holdings Company Ltd. ADR                                     153,714                             5,514 (a)
                                                                                                               34,682

Electronic Equipment, Instruments & Components - 0.4%
Molex Inc. (Class A)                                                        762,575                            15,869

Energy Equipment & Services - 4.3%
Halliburton Co.                                                             505,112                            16,361
Nabors Industries Ltd.                                                      219,613                             5,473 (a)
National Oilwell Varco, Inc.                                                109,807                             5,516 (a)
Schlumberger Ltd.                                                           780,807                            60,973
Transocean, Inc.                                                            670,430                            73,640
                                                                                                              161,963

Food & Staples Retailing - 1.0%
Wal-Mart Stores, Inc.                                                       623,440                            37,338

Food Products - 2.0%
General Mills, Inc.                                                         276,787                            19,021
Kraft Foods, Inc. (Class A)                                                 429,263                            14,058
McCormick & Company, Inc.                                                   764,020                            29,377
Nestle S.A. ADR                                                             336,740                            14,412
                                                                                                               76,868

Healthcare Equipment & Supplies - 3.6%
Baxter International, Inc.                                                  252,094                            16,545
Boston Scientific Corp.                                                   1,944,441                            23,858 (a)
Covidien Ltd.                                                               505,610                            27,182
Hologic, Inc.                                                               863,813                            16,698 (a)
Medtronic, Inc.                                                             673,869                            33,761
Resmed, Inc.                                                                460,230                            19,790 (a)
                                                                                                              137,834

Healthcare Providers & Services - 2.1%
Aetna, Inc.                                                                 419,810                            15,159
Cardinal Health, Inc.                                                       245,236                            12,085
McKesson Corp.                                                              458,452                            24,669
UnitedHealth Group, Inc.                                                  1,074,618                            27,285
                                                                                                               79,198

Hotels Restaurants & Leisure - 0.9%
Carnival Corp.                                                              727,121                            25,704
Darden Restaurants, Inc.                                                    292,817                             8,383
                                                                                                               34,087

Household Products - 3.1%
Clorox Co.                                                                  402,624                            25,239
Kimberly-Clark Corp.                                                      1,074,755                            69,687
Procter & Gamble Co.                                                        322,098                            22,447
                                                                                                              117,373

Industrial Conglomerates - 1.4%
Textron, Inc.                                                             1,834,769                            53,722

Insurance - 4.1%
ACE Ltd.                                                                    612,420                            33,150
Allstate Corp.                                                              183,011                             8,440
AON Corp.                                                                   373,342                            16,785
Berkshire Hathaway, Inc. (Class B)                                              741                             3,257 (a)
Chubb Corp.                                                                 325,759                            17,884
HCC Insurance Holdings, Inc.                                                250,185                             6,755
Marsh & McLennan Companies, Inc.                                            186,670                             5,929
MetLife, Inc.                                                               839,332                            47,003
Prudential Financial, Inc.                                                  212,227                            15,280
                                                                                                              154,483

Internet Software & Services - 0.9%
Baidu.com ADR                                                                50,033                            12,420 (a)
Google, Inc. (Class A)                                                       58,564                            23,456 (a)
                                                                                                               35,876

IT Services - 3.8%
Affiliated Computer Services, Inc. (Class A)                                259,876                            13,158 (a)
Automatic Data Processing, Inc.                                             367,039                            15,691
Cognizant Technology Solutions Corp. (Class A)                              611,256                            13,955 (a)
Fidelity National Information Services, Inc.                                247,335                             4,566
Lender Processing Services, Inc.                                            179,302                             5,472
Paychex, Inc.                                                             1,211,297                            40,009
Western Union Co.                                                         2,034,290                            50,186
                                                                                                              143,037

Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc.                                              112,044                             6,162 (a)

Machinery - 0.9%
Deere & Co.                                                                 230,595                            11,414
Eaton Corp.                                                                 287,983                            16,179
ITT Corp.                                                                   146,409                             8,142
                                                                                                               35,735

Media - 6.6%
Comcast Corp. (Class A)                                                   4,562,326                            89,969
Interpublic Group of Companies, Inc.                                        695,439                             5,390 (a)
Liberty Global, Inc. (Series C)                                             372,761                            10,471 (a)
Liberty Media Corp - Entertainment (Series A)                               787,688                            19,669 (a)
Omnicom Group, Inc.                                                       1,629,248                            62,824
The Walt Disney Co.                                                         245,235                             7,526
Time Warner, Inc.                                                         2,834,768                            37,164
Viacom, Inc. (Class B)                                                      669,820                            16,638 (a)
                                                                                                              249,651

Metals & Mining - 1.5%
Alcoa, Inc.                                                                 278,210                             6,282
Allegheny Technologies Inc.                                                 653,568                            19,313
Barrick Gold Corp.                                                          622,239                            22,861
Freeport-McMoRan Copper & Gold, Inc.                                        146,409                             8,323
                                                                                                               56,779

Multiline Retail - 0.5%
Kohl's Corp.                                                                219,613                            10,120 (a)
Target Corp.                                                                172,031                             8,438
                                                                                                               18,558

Multi-Utilities - 1.2%
Dominion Resources, Inc.                                                    840,044                            35,937
PG&E Corp.                                                                  224,655                             8,413
                                                                                                               44,350

Oil, Gas & Consumable Fuels - 6.2%
Apache Corp.                                                                128,107                            13,359
ConocoPhillips                                                              142,749                            10,456
Devon Energy Corp.                                                          187,652                            17,114
Exxon Mobil Corp.                                                         1,123,341                            87,239
Hess Corp.                                                                  161,050                            13,219
Marathon Oil Corp.                                                        1,257,409                            50,133
Southwestern Energy Co.                                                     264,119                             8,066 (a)
Suncor Energy, Inc.                                                         558,546                            23,537
Valero Energy Corp.                                                         402,625                            12,200
                                                                                                              235,323

Personal Products - 0.9%
Alberto-Culver Co.                                                          575,605                            15,679
The Estee Lauder Cos. Inc. (Class A)                                        366,022                            18,268
                                                                                                               33,947

Pharmaceuticals - 4.9%
Abbott Laboratories                                                         682,090                            39,275 (d)
Bristol-Myers Squibb Co.                                                  1,893,204                            39,473
Johnson & Johnson                                                           229,569                            15,905
Merck & Company, Inc.                                                       737,408                            23,273
Pfizer, Inc.                                                              1,793,500                            33,072
Wyeth                                                                       915,259                            33,810
                                                                                                              184,808

Professional Services - 0.2%
Monster Worldwide, Inc.                                                     576,701                             8,599 (a)

Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. (Class A)                                      964,090                            12,890 (a)

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.                                                        311,119                             8,198
Intel Corp.                                                               4,258,057                            79,753
Lam Research Corp.                                                          292,818                             9,221 (a)
Maxim Integrated Products, Inc.                                             563,247                            10,195
Microchip Technology Inc.                                                    73,204                             2,154
National Semiconductor Corp.                                                384,323                             6,614
Taiwan Semiconductor Manufacturing Company Ltd. ADR                       1,244,474                            11,661
Texas Instruments Inc.                                                      779,628                            16,762
                                                                                                              144,558

Software - 4.4%
Intuit, Inc.                                                                990,295                            31,303 (a)
Microsoft Corp.                                                           4,395,347                           117,312
Oracle Corp.                                                                915,068                            18,585 (a)
                                                                                                              167,200

Specialty Retail - 3.1%
Bed Bath & Beyond, Inc.                                                   1,851,384                            58,152 (a)
Lowe's Companies, Inc.                                                    1,753,696                            41,545
O'Reilly Automotive, Inc.                                                   145,180                             3,886 (a)
Staples, Inc.                                                               602,075                            13,547
                                                                                                              117,130

Tobacco - 0.4%
Altria Group, Inc.                                                          860,150                            17,065

Wireless Telecommunication Services - 1.6%
American Tower Corp. (Class A)                                              257,422                             9,259 (a)
NII Holdings, Inc. (Class B)                                              1,156,004                            43,836 (a)
Vodafone Group PLC ADR                                                      292,817                             6,471
                                                                                                               59,566

Total Investment in Securities                                                                              3,750,444
(Cost $4,010,642)

                                                                           Principal                         Value
                                                                            Amount

-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Investments - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
--

Repurchase Agreement - 0.2%
State Street Corp.
1.00%                                                                       $ 9,973                           $ 9,973 (b,c)
(Cost $9,973)

Total Investments                                                                                           3,760,417
(Cost $4,020,615)

Other Assets and Liabilities, net - 1.1%                                                                       41,060


                                                                                                     -----------------
NET ASSETS  - 100.0%                                                                                      $ 3,801,477
                                                                                                     =================


           Notes to Schedules of Investments (dollars in thousands) -
                         September 30, 2008 (unaudited)


(a)      Non-income producing security.

(b)      Coupon amount represents effective yield.

(c) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(d) At September 30, 2008, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.



+ Percentages are based on net assets as of September 30, 2008.

Abbreviations:

ADR         American Depository Receipt


The funds adopted FASB Statement No. 157, Fair Value Measurements (FAS 157). FAS 157 establishes a single definition of fair value, a framework for measuring fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the funds' investments. These inputs are classified into three broad levels:

Level 1 includes quoted prices in active markets of securities identical to those of the funds.

Level 2 includes: 1) quoted prices in active markets for similar securities to those of the funds; 2)quoted prices for identical or similar securities to those of the funds that trade in markets in which there are few transactions or the quoted prices are not current; 3) prices based on observable market data such as interest rates and yield curves, volatilities, bond prepayment speeds, and credit risk and; 4) prices based principally on observable market data by use of correlation techniques or other means.

Level 3 includes unobservable market inputs used to fair value securities. These inputs are based on assumptions that market participants would use to price securities and may include the adviser's own assumptions.

Other financial instruments are derivative instruments that are not reflected in Total Investments,such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.


S&S Program Mutual Fund


		Level 1		Level 2		Level 3		Total
Investments in
   Securities	$3,750,444      $9,973        $-            $3,760,418
Other Financial
   Instruments  $-              $-	      $-	    $-

Following is a reconciliation of securities activity based on Level 3 inputs for which unobservable market inputs were used to determine fair value.


					investments	other financial
					in securities	instruments
Balance at 12/31/07			$-       	$-
   Accrued discounts/premiums		$-      	$-
   Realized gain (loss)			$-      	$-
   Change in unrealized appreciation
                         (depreciation)	$-       	$-
   Net purchases (sales)		$-      	$-
   Net transfers in and out of Level 3  $-      	$-
Balance at 9/30/08			$-      	$-


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric S&S Program Mutual Fund

By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JAMES W.IRELAND
      James W.Ireland
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  November 20, 2008


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, S&S Funds

Date:  November 20, 2008